FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount				Fair value
December 31, 2017	Loans and receivables	Fair value through profit and loss	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Cash	$-	$43,129	$-	$43,129	$43,129	$-	$-	$43,129
Derivative assets	-	963	-	963	-	963	-	963
	$-	$44,092	$-	$44,092
Financial assets not measured at fair value
Amounts receivable	2,679	-	-	2,679
	$2,679	$-	$-	$2,679
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$34,615	$34,615
Secured notes payable	-	-	396,509	396,509	-	412,976	-	412,976
	$-	$-	$431,124	$431,124

	Carrying amount				Fair value
December 31, 2016	Loans and receivables	Fair value through profit and loss	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Cash	$-	$6,844	$-	$6,844	$6,844	$-	$-	$6,844
Financial assets not measured at fair value
Amounts receivable	$2,036	$-	$-	$2,036
Restricted cash	-	83,878	-	83,878	83,878	-	-	83,878
	$2,036	$83,878	$-	$85,914
Financial liabilities measures at fair value
Derivative liabilities	$-	$3,009	$-	$3,009	-	3,009	-	3,009
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$16,153	$16,153
Loan facility	-	-	425,903	425,903	-	449,249	-	449,249
	$-	$-	$442,056	$442,056

Disclosure of financial assets that are either past due or impaired [text block]
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its obligations. The Company’s maximum exposure to credit risk for its amounts receivable is summarized as follows:

	December 31,	December 31,
	2017	2016
0-30 days	$2,679	$1,882
30 to 90 days	-	150
More than 90 days	-	4
Total	$2,679	$2,036

Disclosure of detailed information about financial liabilities and capital commitments including contractual obligations [text block]
The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Operating lease obligations	$231	$466	$473	$315	$1,485
Gahcho Kué Diamond Mine commitments	14,822	-	-	-	14,822
Gahcho Kué Diamond Mine operating lease obligations	841	1,384	237	166	2,628
Trade and other payables	34,615	-	-	-	34,615
Revolving credit facility stand by charges	619	1,238	585	-	2,442
Notes payable - Principal	-	-	414,843	-	414,843
Notes payable - Interest	33,551	66,466	66,375	-	166,392
	$84,679	$69,554	$482,513	$481	$637,227

Disclosure of detailed information about net assets (liabilities) [text block]
As at December 31, 2017, the Company had cash, accounts payable and accrued liabilities, derivative assets, financing costs payable and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

Cash	$25,509
Derivative assets	963
Accounts payable and accrued liabilities	(3,783)
Secured notes payable	(414,843)
Total	$(392,154)